Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Land	$11,530,540	$13,006,893	$423,264
Buildings and improvements	79,273,937	91,623,291	2,981,558
Machinery and equipment	128,202,516	142,129,485	4,625,105
Other equipment	3,928,284	3,401,543	110,691
Construction in progress and machinery under installation	16,932,273	18,073,406	588,136

	$239,867,550	$268,234,618	$8,728,754

For the year ended December 31, 2020

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907
Additions	—	86,409	695,561	47,137	58,195,094	59,024,201
Disposals	—	(365,758)	(12,818,849)	(2,419,423)	(126,605)	(15,730,635)
Disposal of subsidiaries (Note 30)	—	(3,665,811)	(3,223,448)	(445,506)	(792,543)	(8,127,308)
Reclassification	—	7,367,875	52,980,977	222,066	(60,032,844)	538,074
Acquisitions through business combinations (Note 29)	167,136	1,680,497	4,445,789	722,490	53,828	7,069,740
Effect of foreign currency exchange differences	(42,998)	(263,672)	(2,456,999)	(10,902)	(81,026)	(2,855,597)

Balance at December 31, 2020	$10,457,960	$158,812,500	$416,368,479	$16,870,978	$13,853,465	$616,363,382

Accumulated depreciation and impairment

Balance at January 1, 2020	$—	$68,563,380	$263,748,778	$12,039,422	$—	$344,351,580
Depreciation expense	—	7,401,223	36,373,712	2,241,613	—	46,016,548
Impairment losses recognized	—	—	981,535	10,738	—	992,273
Disposals	—	(300,832)	(8,306,990)	(2,398,756)	—	(11,006,578)
Disposal of subsidiaries (Note 30)	—	(153,002)	(345,834)	(82,059)	—	(580,895)
Reclassification	—	3,462	497,230	(188,844)	—	311,848
Acquisitions through business combinations (Note 29)	—	548,190	3,049,895	588,935	—	4,187,020
Effect of foreign currency exchange differences	—	(63,778)	(2,169,644)	(40,389)	—	(2,273,811)

Balance at December 31, 2020	$—	$75,998,643	$293,828,682	$12,170,660	$—	$381,997,985

For the year ended December 31, 2021

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$10,457,960	$158,812,500	$416,368,479	$16,870,978	$13,853,465	$616,363,382
Additions	1,126,012	2,718,507	1,332,497	135,439	69,105,086	74,417,541
Disposals	(2,400)	(659,833)	(10,999,274)	(2,144,766)	(32,960)	(13,839,233)
Disposal of subsidiaries (Note 30)	—	(12,344,067)	(33,309,236)	(1,247,326)	(1,237,431)	(48,138,060)
Reclassification	393	5,038,562	53,856,444	1,181,455	(64,884,288)	(4,807,434)
Acquisitions through business combinations (Note 29)	—	5,284	28,282	3,108	4,852	41,526
Effect of foreign currency exchange differences	(51,425)	(929,254)	(3,788,594)	(197,844)	123,549	(4,843,568)

Balance at December 31, 2021	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Accumulated depreciation and impairment

Balance at January 1, 2021	$—	$75,998,643	$293,828,682	$12,170,660	$—	$381,997,985
Depreciation expense	—	7,620,561	39,147,076	1,836,523	—	48,604,160
Impairment losses recognized	—	15,915	105,815	5,036	—	126,766
Disposals	—	(565,551)	(10,151,428)	(2,065,174)	—	(12,782,153)
Disposal of subsidiaries (Note 30)	—	(5,369,867)	(24,974,206)	(1,100,858)	—	(31,444,931)
Reclassification	—	(3,924,490)	142,234	(18,218)	—	(3,800,474)
Acquisitions through business combinations (Note 29)	—	241	1,067	2,452	—	3,760
Effect of foreign currency exchange differences	—	(407,690)	(2,813,158)	(157,661)	—	(3,378,509)

Balance at December 31, 2021	$—	$73,367,762	$295,286,082	$10,672,760	$—	$379,326,604

For the year ended December 31, 2022

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154
Additions	1,453,816	302,092	1,514,563	137,208	72,392,895	75,800,574
Disposals	(63,446)	(1,129,046)	(7,457,317)	(1,176,897)	(6,271)	(9,832,977)
Reclassification	—	19,150,796	51,716,057	560,828	(71,530,690)	(103,009)
Effect of foreign currency exchange differences	85,983	1,833,158	4,232,801	232,425	285,199	6,669,566

Balance at December 31, 2022	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308

Accumulated depreciation and impairment

Balance at January 1, 2022	$—	$73,367,762	$295,286,082	$10,672,760	$—	$379,326,604
Depreciation expense	—	7,516,917	39,819,816	1,609,023	—	48,945,756
Impairment losses recognized	—	244,719	155,334	5,346	—	405,399
Disposals	—	(1,081,082)	(7,114,817)	(1,138,221)	—	(9,334,120)
Reclassification	—	198,534	365,180	(365,180)	—	198,534
Effect of foreign currency exchange differences	—	928,558	2,853,622	169,337	—	3,951,517

Balance at December 31, 2022	$—	$81,175,408	$331,365,217	$10,953,065	$—	$423,493,690

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2022	$375,221	$4,967,188	$13,780,950	$475,140	$551,001	$20,149,500
Additions	47,309	9,831	49,286	4,465	2,355,773	2,466,664
Disposals	(2,064)	(36,741)	(242,672)	(38,298)	(204)	(319,979)
Reclassification	—	623,195	1,682,917	18,250	(2,327,715)	(3,353)
Effect of foreign currency exchange differences	2,798	59,654	137,742	7,563	9,281	217,038

Balance at December 31, 2022	$423,264	$5,623,127	$15,408,223	$467,120	$588,136	$22,509,870

Accumulated depreciation and impairment

Balance at January 1, 2022	$—	$2,387,496	$9,609,049	$347,308	$—	$12,343,853
Depreciation expense	—	244,612	1,295,796	52,360	—	1,592,768
Impairment losses recognized	—	7,963	5,055	174	—	13,192
Disposals	—	(35,180)	(231,527)	(37,039)	—	(303,746)
Reclassification	—	6,461	11,884	(11,884)	—	6,461
Effect of foreign currency exchange differences	—	30,217	92,861	5,510	—	128,588

Balance at December 31, 2022	$—	$2,641,569	$10,783,118	$356,429	$—	$13,781,116

Based on the future operation plans and the capacity evaluation, the Group assessed that a portion of plant, equipment and other equipment in the packaging segment, testing segment, and EMS segment were not qualified for the production needs and, therefore, recognized an impairment loss of NT$992,273 thousand, NT$126,766 thousand and NT$405,399 thousand (US$13,192 thousand) under the line item of other operating income and expenses (Note 25) for the years ended December 31, 2020, 2021 and 2022, respectively.
Part of the recoverable amounts were determined by the fair value less cost of disposal, of which the fair value was based on the recent quoted prices of assets with similar age and obsolescence provided by vendors in secondary market or the disposal price, and both of which represented Level 3 inputs because the secondary market was not active and the disposal price was negotiated with counterparties. The recoverable amount of the other portion of the impaired plant and equipment was determined using value in use and the Group expected to derive zero future cash flows from these assets.

Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-24 years
Machinery and equipment	2-15 years
Other equipment	2-25 years
The capitalized borrowing costs for the years ended December 31, 2020, 2021 and 2022 are disclosed in Note 25.